UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

NorthPointe Small Cap Value Fund

NorthPointe Large Cap Value Fund

Semi-Annual	April 30, 2018

Investment Adviser:

NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
April 30, 2018 (Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND April 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%

	Shares	Value

CONSUMER DISCRETIONARY — 9.9%
American Axle & Manufacturing Holdings *	12,023	$184,433
American Eagle Outfitters	6,836	141,368
Chico’s FAS	19,245	191,103
Citi Trends	1,101	33,724
Nautilus *	13,789	200,630
Playa Hotels & Resorts *	17,893	184,298

		935,556

ENERGY — 10.0%
Carrizo Oil & Gas *	12,041	241,663
HighPoint Resources *	10,297	71,152
Mammoth Energy Services *	4,949	160,744
Matador Resources *	6,398	209,470
SRC Energy *	23,114	255,179

		938,208

FINANCIALS — 24.0%
BGC Partners, Cl A	14,271	190,660
Carolina Financial	7,296	286,076
CenterState Bank	10,218	296,118
Chemical Financial	4,158	228,233
Hercules Capital	18,907	234,447
Heritage Insurance Holdings	15,268	239,708
Meta Financial Group	2,036	226,301
TriState Capital Holdings *	11,202	280,050
Veritex Holdings *	9,810	281,743

		2,263,336

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 16.9%
Capital Senior Living *	25,401	$298,462
Clearside Biomedical *	18,051	219,861
Cotiviti Holdings *	8,183	282,641
Dynavax Technologies *	10,639	180,331
Gemphire Therapeutics *	7,229	39,542
Halyard Health *	2,714	128,562
Invacare	14,771	268,832
Supernus Pharmaceuticals *	3,584	168,090

		1,586,321

INDUSTRIALS — 16.8%
Aerojet Rocketdyne Holdings *	6,281	175,491
Costamare	16,946	115,063
Genesee & Wyoming, Cl A *	2,640	187,968
Kelly Services, Cl A	8,991	263,077
Knight-Swift Transportation Holdings, Cl A	1,978	77,162
Matthews International, Cl A	2,025	99,529
Park-Ohio Holdings	2,608	98,843
SPX FLOW *	3,934	177,030
Titan Machinery *	10,994	212,404
Viad	1,595	80,946
YRC Worldwide *	11,508	95,747

		1,583,260

INFORMATION TECHNOLOGY — 6.3%
CalAmp *	5,984	118,184
Carbonite *	3,510	109,161
Cypress Semiconductor	12,156	177,234
Fabrinet *	2,922	82,430
SPS Commerce *	1,483	101,689

		588,698

MATERIALS — 7.0%
Carpenter Technology	4,847	258,151
Coeur Mining *	34,377	260,234
Ferro *	6,542	143,990

		662,375

REAL ESTATE — 5.2%
Agree Realty REIT	4,643	226,950
MedEquities Realty Trust REIT	11,595	118,153

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Uniti Group REIT	7,862	$ 141,673

		486,776

TOTAL COMMON STOCK (Cost $8,449,389)		9,044,530

EXCHANGE TRADED FUND — 2.1%
iShares Russell 2000 Value ETF (Cost $186,034)	1,588	197,118

RIGHTS — 0.0%
	Number Of
	Rights
Synergetics - CVR, expires 10/15/18* (Cost $0)	40,157	—

SHORT-TERM INVESTMENT — 1.3%
	Shares
SEI Daily Income Trust, Government Fund, Cl F, 1.470% (A) (Cost $126,219)	126,219	126,219

TOTAL INVESTMENTS— 99.5% (Cost $8,761,642)		$ 9,367,867

Percentages are based on Net Assets of $9,416,870.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2018.

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†:

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%‡

	Shares	Value

CONSUMER DISCRETIONARY — 6.9%
Best Buy	9,123	$698,183
Ford Motor	26,669	299,759
General Motors	18,582	682,703
Lear	2,122	396,751
PVH	3,343	533,777
Walt Disney	6,301	632,179

		3,243,352

CONSUMER STAPLES — 6.6%
Altria Group	8,110	455,052
Ingredion	3,402	411,948
PepsiCo	2,523	254,672
Procter & Gamble	8,630	624,294
Tyson Foods, Cl A	9,423	660,552
Walmart	8,021	709,538

		3,116,056

ENERGY — 11.8%
Baker Hughes a GE	8,415	303,866
Chevron	7,949	994,499
ExxonMobil	17,942	1,394,990
Helmerich & Payne	5,767	401,095
Marathon Petroleum	7,005	524,745
Murphy Oil	9,985	300,648
Phillips 66	6,729	749,005
Valero Energy	8,178	907,186

		5,576,034

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 26.4%
Allstate	5,454	$533,510
American Express	4,285	423,144
Bank of America	48,378	1,447,470
Berkshire Hathaway, Cl B *	6,666	1,291,404
CIT Group	9,974	528,123
Citigroup	17,532	1,196,909
CME Group, Cl A	3,185	502,211
Goldman Sachs Group	2,267	540,294
JPMorgan Chase	16,746	1,821,630
Lincoln National	7,935	560,529
OneMain Holdings, Cl A *	12,068	372,298
Prudential Financial	6,322	672,155
Raymond James Financial	6,506	583,913
TD Ameritrade Holding	9,828	570,909
Unum Group	9,602	464,545
US Bancorp	9,053	456,724
Wells Fargo	9,626	500,167

		12,465,935

HEALTH CARE — 14.4%
Amgen	2,850	497,268
Anthem	3,724	878,827
Baxter International	10,109	702,576
Cigna	3,702	636,078
CVS Health	6,533	456,199
Johnson & Johnson	12,272	1,552,285
Merck	5,226	307,655
Pfizer	34,033	1,245,948
STERIS	5,470	517,024

		6,793,860

INDUSTRIALS — 7.7%
AGCO	7,653	479,690
Honeywell International	2,667	385,862
JetBlue Airways *	15,547	298,347
ManpowerGroup	5,078	486,066
Oshkosh	5,011	361,594
Owens Corning	5,109	334,588
Textron	7,777	483,263
United Continental Holdings *	4,712	318,248

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
XPO Logistics *	5,150	$500,374

		3,648,032

INFORMATION TECHNOLOGY — 8.8%
Alliance Data Systems	2,015	409,146
Applied Materials	6,783	336,911
Cisco Systems	30,041	1,330,516
DXC Technology	4,353	448,620
Intel	12,383	639,210
Oracle	8,252	376,869
QUALCOMM	12,264	625,587

		4,166,859

MATERIALS — 3.3%
Alcoa	9,324	477,389
Huntsman	15,980	475,725
Reliance Steel & Aluminum	3,576	314,402
WestRock	4,960	293,433

		1,560,949

REAL ESTATE — 4.5%
Apple Hospitality REIT	28,155	506,508
Brixmor Property Group REIT	37,732	561,829
Life Storage REIT	5,733	507,027
Medical Properties Trust REIT	43,691	558,371

		2,133,735

TELECOMMUNICATION SERVICES — 2.7%
AT&T	20,422	667,799
Verizon Communications	12,163	600,244

		1,268,043

UTILITIES — 5.9%
CenterPoint Energy	13,215	334,736
Entergy	6,885	561,747
Exelon	17,224	683,448
NextEra Energy	2,716	445,180

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — continued
Public Service Enterprise Group	14,090	$ 734,794

		2,759,905

TOTAL COMMON STOCK (Cost $41,598,284)		46,732,760

SHORT-TERM INVESTMENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F, 1.470% (A) (Cost $474,328)	474,328	474,328

TOTAL INVESTMENTS— 100.0% (Cost $42,072,612)		$ 47,207,088

Percentages are based on Net Assets of $47,189,207.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabil-ities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
April 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Assets:
Investments, at Value (Cost $8,761,642 and $42,072,612, respectively)	$9,367,867	$47,207,088
Receivable for Investment Securities Sold	101,456	—
Receivable due from Adviser	11,041	—
Dividends Receivable	2,477	39,354
Receivable for Capital Shares Sold	—	8,701
Prepaid Expenses	7,708	9,855

Total Assets	9,490,549	47,264,998

Liabilities:
Payable for Investment Securities Purchased	43,231	—
Payable due to Administrator	10,274	10,274
Chief Compliance Officer Fees Payable	591	1,791
Payable due to Adviser	—	2,066
Payable due to Trustees	—	711
Other Accrued Expenses	19,583	60,949

Total Liabilities	73,679	75,791

Net Assets	$9,416,870	$47,189,207

Net Assets Consist of:
Paid-in Capital	$8,399,186	$39,821,702
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(68,143)	179,733
Accumulated Net Realized Gain on Investments	479,602	2,053,296
Net Unrealized Appreciation on Investments	606,225	5,134,476

	$9,416,870	$47,189,207

Institutional Shares:
Net Assets	$8,261,568	$20,277,081
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	799,176	1,575,000
Net Asset Value, Offering and Redemption Price Per Share*	$10.34	$12.87

Investor Shares:
Net Assets	$1,155,302	$26,912,126
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	112,265	2,096,665
Net Asset Value, Offering and Redemption Price Per Share*	$10.29	$12.84

*	Redemption price per share may vary depending on length of time shares are held.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
FOR THE SIX MONTHS
ENDED April 30, 2018
(Unaudited)

STATEMENTS OF OPERATIONS

	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Investment Income
Dividends	$128,231	$536,008

Total Investment Income	128,231	536,008

Expenses
Investment Advisory Fees	82,624	83,943
Administration Fees	61,987	61,987
Shareholder Servicing Fees (Investor Class Shares)	17,468	34,404
Trustees’ Fees	4,054	8,124
Chief Compliance Officer Fees	1,147	2,757
Transfer Agent Fees	30,301	33,181
Audit Fees	8,263	15,847
Registration Fees	5,737	6,450
Legal Fees	5,420	11,422
Printing Fees	4,440	9,639
Custodian Fees	2,480	2,480
Insurance and Other Expenses	4,507	8,600

Total Expenses	228,428	278,834

Less:
Waiver of Investment Advisory Fees	(82,624)	(52,555)
Reimbursement from Investment Advisor	(18,896)	-

Net Expenses	126,908	226,279

Net Investment Income	1,323	309,729

Net Realized Gain on Investments	679,057	2,119,227
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,535,964)	(1,015,069)

Net Realized and Unrealized Gain (Loss) on Investments	(856,907)	1,104,158

Net Increase (Decrease) in Net Assets Resulting from Operations	$(855,584)	$1,413,887

Amount designated as “-” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income (Loss)	$1,323	$(88,588)
Net Realized Gain on Investments	679,057	1,248,680
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,535,964)	542,898

Net Increase (Decrease) in Net Assets Resulting from Operations	(855,584)	1,702,990

Dividends and Distributions:

Net Realized Gains:
Institutional Shares	(332,182)	(1,022)
Investor Shares	(856,593)	(36,116)

Total Dividends and Distributions	(1,188,775)	(37,138)

Capital Share Transactions:(1)

Institutional Shares
Issued	1,160,001	6,620,000
Reinvestment of Distributions	332,181	1,022

Net Institutional Shares Transactions	1,492,182	6,621,022

Investor Shares
Issued	1,578,668	5,693,312
Reinvestment of Distributions	856,593	36,116
Redemption Fees (See Note 2)	—	21,565
Redeemed	(20,097,863)	(7,134,700)

Net Investor Shares Transactions	(17,662,602)	(1,383,707)

Net Increase (Decrease) in Net Assets from Share Transactions	(16,170,420)	5,237,315

Total Increase (Decrease) in Net Assets	(18,214,779)	6,903,167

Net Assets:
Beginning of Period	27,631,649	20,728,482

End of Period (including accumulated net investment loss of $(68,143) and $(69,466), respectively)	$9,416,870	$27,631,649

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$309,729	$542,508
Net Realized Gain on Investments	2,119,227	1,740,039
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,015,069)	5,517,973

Net Increase in Net Assets Resulting from Operations	1,413,887	7,800,520

Dividends and Distributions:

Net Investment Income:
Institutional Shares	(259,277)	(210,612)
Investor Shares	(290,986)	(251,869)
Net Realized Gains:
Institutional Shares	(618,552)	—
Investor Shares	(854,232)	—

Total Dividends and Distributions	(2,023,047)	(462,481)

Capital Share Transactions:(1)

Institutional Shares
Issued	1,618,060	2,642,341
Reinvestment of Distributions	877,828	210,611
Redeemed	(1,937,489)	(3,508,224)

Net Institutional Shares Transactions	558,399	(655,272)

Investor Shares
Issued	1,854,611	4,338,080
Reinvestment of Distributions	1,145,217	251,869
Redeemed	(3,486,104)	(5,496,913)

Net Investor Shares Transactions	(486,276)	(906,964)

Net Increase (Decrease) in Net Assets from Share Transactions	72,123	(1,562,236)

Total Increase (Decrease) in Net Assets	(537,037)	5,775,803

Net Assets:
Beginning of Period	47,726,244	41,950,441

End of Period (including accumulated net investment income of $179,733 and $420,267, respectively)	$47,189,207	$47,726,244

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015		Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$10.98	$10.14	$9.87	$9.67		$10.00

Income (Loss) from Operations:
Net Investment Income (Loss) (1)	0.01	(0.02)	0.01	(0.02)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.19)	0.88	0.26	0.22		(0.31)

Total from Operations	(0.18)	0.86	0.27	0.20		(0.33)

Redemption Fees	—	—	—	—		—

Dividends and Distributions from:
Net Realized Gains	(0.46)	(0.02)	—	—		—

Total Dividends and Distributions	(0.46)	(0.02)	—	—		—

Net Asset Value, End of Year/ Period	$10.34	$10.98	$10.14	$9.87		$9.67

Total Return#	(1.76)% †	8.45%	2.74%	2.07%		(3.30)% †

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$8,262	$7,267	$585	$104		$159
Ratio of Expenses to Average Net Assets	1.00%**	1.02%	1.25%	1.25%	^	1.25%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	2.26%**	1.86%	2.07%	6.94%		134.86%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%**	(0.19)%	0.08%	(0.25)%		(0.28)%**
Portfolio Turnover Rate***	50%	90%	115%	111%		46%

*Commenced operations on March 25, 2014.
(1)Per share data calculated using average shares method.
†Total Return is for the period indicated and has not been annualized.

  #Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**Annualized
***Portfolio turnover rate is for the period indicated and has not been annualized.
^Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS - concluded

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Six
	Months
	Ended	Year	Year	Year		Period
	April 30,	Ended	Ended	Ended		Ended
	2018	October 31,	October 31,	October 31,		October 31,
	(Unaudited)	2017	2016	2015		2014*
Net Asset Value, Beginning of Year/Period	$10.91	$10.10	$9.84	$9.67		$ 10.00

Income (Loss) from Operations:
Net Investment (Loss) (1)	(0.01)	(0.04)	(0.01)	(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	(0.15)	0.86	0.27	0.20		(0.30)

Total from Operations	(0.16)	0.82	0.26	0.17		(0.33)

Redemption Fees	—	0.01	—	—		—

Dividends and Distributions from:
Net Realized Gains	(0.46)	(0.02)	—	—		—

Total Dividends and Distributions	(0.46)	(0.02)	—	—		—

Net Asset Value, End of Year/ Period	$10.29	$10.91	$10.10	$9.84		$ 9.67

Total Return#	(1.58)% †	8.19%	2.64%	1.76%		(3.30)% †

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,155	$20,365	$20,143	$17,607		$ 1,128
Ratio of Expenses to Average Net Assets	1.25%**	1.34%	1.38%	1.27%	^	1.50%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.98%**	2.13%	2.27%	2.69%		37.45%**
Ratio of Net Investment Loss to Average Net Assets	(0.13)%**	(0.39)%	(0.09)%	(0.34)%		(0.58)%**
Portfolio Turnover Rate***	50%	90%	115%	111%		46%

*Commenced operations on March 25, 2014.
(1)Per share data calculated using average shares method.
†Total Return is for the period indicated and has not been annualized.

  #Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**Annualized
***Portfolio turnover rate is for the period indicated and has not been annualized.
^Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/ Period	$13.05	$11.07	$11.01	$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.09	0.16	0.15	0.14	0.06
Net Realized and Unrealized Gain	0.29	1.95	0.05	0.07	0.79

Total from Operations	0.38	2.11	0.20	0.21	0.85

Dividends and Distributions from:
Net Investment Income	(0.16)	(0.13)	(0.14)	(0.04)	—
Net Realized Gains	(0.40)	—	—	(0.01)	—

Total Dividends and Distributions	(0.56)	(0.13)	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$12.87	$13.05	$11.07	$11.01	$10.85

Total Return#	2.85% †	19.21%	1.81%	1.91%	8.50% †

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$20,277	$20,010	$17,605	$608	$170
Ratio of Expenses to Average Net Assets	0.80%**	0.83%	0.90%	0.90%^	0.90%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.02%**	1.13%	1.33%	2.90%	125.38%**
Ratio of Net Investment Income to Average Net Assets	1.43%**	1.35%	1.33%	1.27%	1.02%**
Portfolio Turnover Rate***	50%	91%	126%	100%	39%

*Commenced operations on March 25, 2014.
**Annualized
***Portfolio turnover rate is for the period indicated and has not been annualized.
†Total return is for the period indicated and has not been annualized.

  #Total return would have been lower had the Adviser  not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(1)Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS - concluded

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Six
	Months
	Ended	Year	Year	Year		Period
	April 30,	Ended	Ended	Ended		Ended
	2018	October 31,	October 31,	October 31,		October 31,
	(Unaudited)	2017	2016	2015		2014*
Net Asset Value, Beginning of Year/ Period	$13.00	$11.03	$10.99	$10.85		$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.08	0.13	0.15	0.13		0.05
Net Realized and Unrealized Gain	0.29	1.95	0.03	0.06		0.80

Total from Operations	0.37	2.08	0.18	0.19		0.85

Redemption Fees	—	—	—(2)	—(2)		—

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.11)	(0.14)	(0.04)		—
Net Realized Gains	(0.40)	—	—	(0.01)		—

Total Dividends and Distributions	(0.53)	(0.11)	(0.14)	(0.05)		—

Net Asset Value, End of Year/Period	$12.84	$13.00	$11.03	$10.99		$10.85

Total Return#	2.78% †	18.99%	1.62%	1.66%		8.50% †

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$26,912	$27,716	$24,345	$22,650		$1,967
Ratio of Expenses to Average Net Assets	1.05%**	1.08%	1.04%	0.92%	^	1.15%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.27%**	1.38%	1.73%	2.19%		33.16%**
Ratio of Net Investment Income to Average Net Assets	1.19%**	1.10%	1.35%	1.20%		0.84%**
Portfolio Turnover Rate***	50%	91%	126%	100%		39%

  *Commenced operations on March 25, 2014.

 **Annualized

***Portfolio turnover rate is for the period indicated and has not been annualized.

  †Total return is for the period indicated and has not been annualized.

  #Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  ^Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

(1)Per share data calculated using average shares method.

(2)Value is less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the NorthPointe Small Cap Value Fund is to seek long-term capital appreciation. The NorthPointe Small Cap Value Fund is a diversified fund and focuses on U.S. and foreign listed common stocks with small market capitalizations that NorthPointe Capital, LLC (the “Adviser”) believes have good earnings growth potential and are undervalued in the market. The investment objective of the NorthPointe Large Cap Value Fund is long-term growth of capital by investing in equity securities from large-cap companies. The NorthPointe Large Cap Value Fund is a diversified fund. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are each registered to offer Institutional Shares and Investor Shares.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six months ended April 30, 2018, there have been no significant changes to the Funds’ fair value methodologies.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends since inception, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the fund for the benefit of the remaining shareholders. For the six months ended April 30, 2018, the NorthPointe Small Cap Fund did not retain any redemption fees for the Investor Shares. For the six months ended April 30, 2018, the NorthPointe Large Cap Fund did not retain any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company (“SEIC”), and/or SEI Investments Distribution Co. (the “Distributor”), also a wholly owned subsidiary of SEIC. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2018, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund paid $61,987 and $61,987, respectively, for these services. For the six months ended April 30, 2018, the Administrator did not recapture any previously waived fees from the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets attributable to Investor Shares. For the six months ended April 30, 2018, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund incurred shareholder servicing fees of $17,468 and $34,404, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee Rate
NorthPointe Small Cap Value Fund	0.75%
NorthPointe Large Cap Value Fund	0.35%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2019. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 28, 2019.

	Institutional Shares	Investor Shares
NorthPointe Small Cap Value Fund	1.00%	1.25%
NorthPointe Large Cap Value Fund	0.65%	0.90%

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

reimbursements made during the preceding three-year period during which this agreement was in place.

As of April 30, 2018, fees for the NorthPointe Small Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $183,090, expiring in 2019 and $167,680, expiring in 2020 and $208,960, expiring in 2021. As of April 30, 2018, fees for the NorthPointe Large Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $188,311, expiring in 2019 and $158,399, expiring in 2020 and $111,806, expiring in 2021.

6. Share Transactions:

NorthPointe Small Cap Value Fund	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Share Transactions:
Institutional Shares
Issued	106,141	604,038
Reinvested	31,191	89

Net Share Transactions	137,332	604,127

Investor Shares
Issued	149,793	515,904
Reinvested	80,964	3,157
Redeemed	(1,984,918)	(647,745)

Net Share Transactions	(1,754,161)	(128,684)

NorthPointe Large Cap Value Fund
Share Transactions:
Institutional Shares
Issued	122,147	217,280
Reinvested	66,420	17,713
Redeemed	(147,300)	(292,007)

Net Share Transactions	41,267	(57,014)

Investor Shares
Issued	142,738	360,539
Reinvested	86,925	21,219
Redeemed	(265,715)	(455,324)

Net Share Transactions	(36,052)	(73,566)

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

7. Investment Transactions:

For the six months ended April 30, 2018, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
NorthPointe Small Cap Value Fund	$11,099,914	$27,462,276
NorthPointe Large Cap Value Fund	23,796,644	25,594,900

There were no purchases or sales of long-term U.S. Government securities for either fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the Funds during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Northpointe Small Cap Value Fund
2017	$—	$37,138	$37,138
2016	—	—	—
Northpointe Large Cap Value Fund
2017	462,481	—	462,481
2016	288,015	—	288,015

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

As of October 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Northpointe Small Cap Value Fund	Northpointe Large Cap Value Fund
Undistributed Ordinary Income	$–	$552,990
Undistributed Long-Term Capital Gain	1,188,670	1,339,854
Unrealized Appreciation	1,942,841	6,083,821
Other Temporary Differences	(2)	–
Late-Year Loss Deferral	(69,466)	–
Total Distributable Earnings	$3,062,043	$7,976,665

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. During the year ended October 31, 2017, the NorthPointe Large Cap Value Fund utilized $247,656 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
NorthPointe Small Cap Value Fund	$8,761,642	$890,866	$(284,641)	$606,225
NorthPointe Large Cap Value Fund	$42,072,612	$6,389,597	$(1,255,121)	$5,134,476

9. Concentration of Risks:

As with all mutual funds, a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value and ability to meet its investment objective. A more complete description of risks associated with the Funds are included in the Funds’ prospectus.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

Equity Risk – Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, GDRs and EDRs (collectively, “Depositary Receipts”), which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Funds would be adversely affected.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. The Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Funds’ expenses.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

Investment Style Risk – The Funds pursue a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Funds could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Portfolio Turnover Risk – The Funds may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Funds. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Small-Capitalization Company Risk – The small-capitalization companies in which the NorthPointe Small Cap Value Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Special Situations Risk – The NorthPointe Small Cap Value Fund’s investments in special situations may involve greater risks when compared to other investment strategies. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investment.

10. Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows. These are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders. 92% of NorthPointe Small Cap Value Fund, Institutional Shares and 98% of NorthPointe Large Cap Value Fund, Institutional Shares outstanding were held by an affiliate of the Investment Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

	No. of Shareholders	% Ownership
NorthPointe Small Cap Value Fund, Institutional Shares	1	92%
NorthPointe Small Cap Value Fund, Investor Shares	3	100%
NorthPointe Large Cap Value Fund, Institutional Shares	2	98%
NorthPointe Large Cap Value Fund, Investor Shares	2	91%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Small Cap
Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$982.40	1.00%	$4.92
Investor Shares	1,000.00	984.20	1.25	6.15
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.84	1.00%	$5.01
Investor Shares	1,000.00	1,018.60	1.25	6.26
NorthPointe Large Cap
Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,028.50	0.80%	$4.02
Investor Shares	1,000.00	1,027.80	1.05	5.28
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.83	0.80%	$4.01
Investor Shares	1,000.00	1,019.59	1.05	5.26

* Unless otherwise indicated, expense are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown)

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

APPROVAL OF INVESTMENT ADVISOR AGREEMENT (UNAUDITED)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 7, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS April 30, 2018

determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

101 West Big Beaver Road, Suite 745

Troy, Michigan 48084

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NPC-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018